Supplemental Cash Flow Information - Summary of Composition of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Cash And Cash Equivalents [line Items]
Cash	$ 126,258	$ 24,672
Cash equivalents	13,908	5,055
Cash and cash equivalents	$ 140,166	$ 29,727	$ 18,691